Discontinued Operations	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Note 3 – Discontinued Operations

On June 7, 2018, the Company transferred its 49% interest in CSL at an agreed value of HK$126,126,000 ($16.2 million) to Ms. Leung (Note 1). In the fourth quarter of 2018, management committed a plan to dispose of its remaining 51% equity interests in CSL and initiated efforts to locate buyers. On April 25, 2019, the Company entered into a Letter of Intent (the “LOI”) to sell to another individual, Ho Pui Lung (the “Purchaser”) 5,100 shares in the share capital of CSL, at a consideration of HK$99.45 million ($12.75 million), which shall be satisfied by:

1.	the surrender of the 2018 Notes (Note 16) with a principal amount of $3.76 million, beneficially owned by the Purchaser, to SGOCO for cancellation as an initial deposit upon signing of the LOI, and the cancellation shall be irrevocable unless the Company fails to complete the transaction contemplated herein without fault on the part of the Purchaser. On April 30, 2019, the 2018 Notes with a principal amount of $3.76 million were surrendered to the Company for cancellation in satisfaction of the initial deposit thereunder

2.	the payment of the remaining balance by way of a cashier’s order made payable to the Company or such other means as may be mutually agreed by the parties

As of December 31, 2018, operations of CSL to be disposed of were reported as discontinued operations. Accordingly, assets, liabilities, revenues, expenses and cash flows related to CSL have been reclassified in the consolidated financial statements as discontinued operations for all periods presented.

The following table presents the components of discontinued operations reported in the consolidated balance sheets:

	2018	2017
Cash	$5	$25
Advances to suppliers	45	49
Goodwill	12,831	18,843
Intangible assets	16,402	18,370
Assets held for sale	29,283	37,287
Classified as:
— Current	29,283	74
— Non-current	-	37,213

Other payables, accrued liabilities and customer deposits	$182	$183
Deferred tax liabilities	4,100	4,593
Liabilities held for sale	4,282	4,776
Classified as:
— Current	4,282	183
— Non-current	-	4,593

The following table presents the components of discontinued operations reported in the consolidated statements of comprehensive loss:

	Year ended December 31,
	2018	2017	2016
Revenues	$-	$-	$-
Cost of revenues	-	-	-
Operating expenses	(8,005)	(2,740)	-
Loss before provision for income taxes	(8,005)	(2,740)	-
Income tax credit	492	329	-
Loss from discontinued operations, net of income taxes	(7,513)	(2,411)	-